Significant judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2019
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Significant judgments, estimates and assumptions
3. Significant judgments, estimates and assumptions
The preparation of these financial statements requires the management of the Group to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses. The Group bases its estimates and judgments on historical experience and on various other assumptions that it considers to be reasonable. Actual results may differ from these estimates under different assumptions or conditions.
3.1 Judgments
a) Share-based compensation
Incentives in the form of shares are provided to employees under certain equity award plans (which consist of both share awards and option grants). The fair value of the employee services received in exchange for equity award plans is recognized as an expense. The expense is based upon a number of assumptions disclosed in Note 26. The selection of different assumptions in the measurement of fair value of the equity award plans could affect the results of the Group.
b) Business combination
On April 23, 2019, the Group obtained a 100% controlling interest in OncoMed, a Company based in the U.S. which was previously listed on the Nasdaq Global Market.
Judgement is applied under IFRS 3 (Business Combinations) in determining whether a transaction meets the definition of a business combination, and so accounted for in accordance with its requirements. In applying this judgement, management has considered the underlying economic substance of the transaction in addition to the contractual terms. Our assessment is that OncoMed meets the definition of a ‘business’ and the transaction has therefore been accounted for as a business combination.

Please refer to Note 5 for further details regarding the OncoMed acquisition.
c) Impairment of intangible assets and property, plant and equipment
An assessment was made in respect of indicators of impairment in the carrying value of the Group’s intangible assets (see Note 14), right-of-use
 assets, leasehold improvements, office equipment and IT equipment as at December 31, 2019.
If such an indication exists, the recoverable amount of the asset, being the higher of the asset’s fair value less costs to sell and value in use, is compared to the asset’s carrying value. Any excess of the asset’s carrying value over its recoverable amount is expensed to the income statement. The assessment of intangible assets involves a number of significant judgments regarding the likelihood of successful product approval, the costs of reaching approval, the estimated useful life of intangible assets following commercialization and the subsequent commercial profitability of the product once approved.

d) IFRS 16 (Leases) discount rate
Following the adoption of IFRS 16 (Leases) on January 1, 2019, the Group is required discount future lease payments using the interest rate implicit in the lease, or, if that rate cannot be readily determined, the incremental borrowing rate. IFRS 16 (Leases) defines the incremental borrowing rate as the rate of interest a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of similar value to the right-of-use
 assets in a similar economic environment.
For the year ended December 31, 2019, the determination of an appropriate discount rate has a significant effect on the lease liabilities recognized (see Note 4). For the current lease portfolio, the Group has determined an incremental borrowing rate based on relevant and available information as the interest rate implicit in the lease arrangements cannot be readily determined.
In addition to the determination of an appropriate discount rate, the Group was also required to assess the lease term for qualifying leases. The determination of the lease term is judgmental as for certain qualifying leases held by the Group, the contract includes an extension option beyond the non-cancellable period for which the Group has the right to use the underlying asset. In applying this judgment, the Group considered the period over which it was reasonably certain to make use of the extension option.
3.2 Estimates
a) Fair value of intangible assets acquired in business combination
The Group performed a full valuation of the fair value of assets acquired and liabilities assumed following the acquisition of OncoMed.
Based on the assets acquired and liabilities assumed, specific consideration was applied to the valuation of the intangible asset acquired which required an estimation of the expected useful life and future cash flows of the intangible asset alongside the determination of an appropriate discount rate. The intangible asset acquired was valued using a risk adjusted net present value model.
b) Contingent consideration
The Group makes provision for the estimated fair value of amounts payable to the former shareholders of OncoMed under the Contingent Value Rights Agreement (“CVR”), which is accounted for as a contingent consideration liability.
At December 31, 2019, the Group estimates the fair value of the contingent consideration liability to be £0.4 million ($0.5 million), which is an increase from £nil on the date of acquisition (see Note 5). The increase in the fair value of the contingent consideration liability reflects the terms subsequently agreed with Oncologie, Inc. (“Oncologie”) with respect to the global licensing agreement of navicixizumab (“Navi”) (see Note 30). Total potential payments under the CVR on a gross, undiscounted basis, are
approximately $80.0 million (see Note
5
).
The estimated contingent consideration payable is based on a risk-adjusted, probability-based scenario. Under this approach the likelihood of future payments being made to the former shareholders of
OncoMed under the CVR is considered. The estimate could materially change over time in line with the development plan and subsequent commercialization of the Navi product.
c) Deferred license consideration
Deferred consideration in the form of cash is recognized as a provision at each balance sheet date, to the extent its amount is quantifiable at the inception of the arrangement (see Note 20). The amount provided is based on a number of estimates regarding the timing and progress of the related research.
Deferred consideration in the form of shares is recognized as a share-based payment when it is probable that shares will be transferred.